Annual Total Returns[BarChart] - Invesco Zacks Mid-Cap ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.63%	15.26%	35.98%	9.50%	(1.77%)	15.78%	21.71%	(8.76%)	32.34%	0.34%